Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share
11.	Net Loss per Share
The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Basic and diluted:
Net loss	$(57,972)	$(20,524)	$(153,306)	$(46,953)
Weighted average ordinary shares outstanding	107,633,037	83,509,920	92,008,435	83,392,042

Basic and diluted net loss per share	$(0.54)	$(0.25)	$(1.67)	$(0.56)

Basic net loss per share is calculated by dividing net loss for the period by the weighted average number of the ordinary shares outstanding plus outstanding warrants with a $0.01 exercise price.
For the three and nine months ended September 30, 2021 and 2020, we excluded the potential effect of outstanding and exercisable options (including performance options) and warrants , in the calculation of the diluted loss per share, as the effect would be anti-dilutive due to losses incurred. As of September 30, 2021 and 2020, there were approximately 12.9 million and 13.1 million potentially issuable shares respectively, with dilutive effect.

10.	Earnings Per Share
A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted net loss per share follows (in thousands, except for share and per share data):

	Years Ended December 31,
	2020	2019
Basic and diluted:
Net loss	$(80,277)	$(50,850)
Weighted average Ordinary Shares outstanding	33,604,752	31,406,127

Basic and diluted net loss per share	$(2.39)	$(1.62)

Basic net loss per share is calculated by dividing net loss for the period by the weighted average number of the Ordinary Shares outstanding plus 132,099 outstanding warrants outstanding with a $0.01 exercise price during the period.
As of December 31, 2020 and 2019, we excluded the potential effect of the following in the calculation of the diluted loss per share, as the effect would be anti-dilutive due to losses incurred.

	As of December 31,
	2020	2019
Outstanding warrants, less 132,099 outstanding warrants with a $0.01 exercise price	881,004	848,240
Outstanding options	7,207,044	5,904,413
Outstanding performance awards	249,605	249,605

	8,337,653	7,002,258